Fresh Start Reporting - Reconciliation of Company's Enterprise Value to Reorganization Value (Details) - USD ($)	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Apr. 10, 2019	Dec. 31, 2018
Plus: Cash	$ 2,382,560		$ 3,873,865	$ 2,014,521	$ 2,238,275	$ 2,238,275	$ 0
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Enterprise value(1)		$ 1,150,000,000
Plus: Cash		92,009,000
Current liabilities (excluding AR facility and Current maturity of long-term debt)		134,257,000
Deferred tax liabilities		103,930,000
Other long-term liabilities		7,140,000
Non-current lease obligations		16,399,000
Reorganization value		$ 1,503,735,000